Note 33 - Dividend Income	6 Months Ended
Jun. 30, 2020
Dividend income Abstract
Dividend Income

33. Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 34), as per the breakdown below:

Dividend income. Breakdown by headline (Millions of Euros)
	June 2020	June 2019
Non-trading financial assets mandatorily at fair value through profit or loss	7	25
Financial assets at fair value through other comprehensive income	70	78
Total	77	103